INTANGIBLE ASSETS - Goodwill impairment testing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS
Period of assessment of value of goodwill	5 years	5 years
Growth rate	4.50%	5.00%
Discount rate applied to cash flow projections	13.58%	14.75%
Inflation rate	4.00%	4.50%
Impairment loss	R$ 0	R$ 0
Minimum
INTANGIBLE ASSETS
Discount rate	(1.00%)
Perpetuity growth rates	(0.50%)
OIBDA Margin	(2.00%)
Capex/Revenues Margin	(1.00%)
Maximum
INTANGIBLE ASSETS
Discount rate	1.00%
Perpetuity growth rates	0.50%
OIBDA Margin	2.00%
Capex/Revenues Margin	1.00%